Related party (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of transactions between related parties [text block]

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Juan del Pino Fdez-Fontecha	Services rendered	554	97	188
Ignacio del Pino Fdez-Fontecha	Services rendered	554	97	29
Rafael del Pino Fdez-Fontecha	Services rendered	554	97	99
EDP	Services received	(31)	—	(11)
EDP	Services rendered	8,392	660	1,348
Cummins	Services received	(15)	—	—
Cummins	Services rendered	1,483	1,593	—
Marsh McLennan	Services received	(2,251)	—	9
Holcim group	Services received	(10,498)	—	(1,178)
Bankinter, S.A.	Financing agreements	(14,286)	—	(14,286)
Bankinter, S.A.	Bank and other guarantees received	(40,909)	—	(40,909)
Bankinter, S.A.	Financial income	294	294	—
Bankinter, S.A.	Financial expenses	(135)	(135)	(135)
Banco Sabadell, S.A.	Financing agreements	(117,929)	—	(117,929)
Banco Sabadell, S.A.	Bank and other guarantees received	(47,404)	—	(47,404)
Banco Sabadell, S.A.	Financial income	4,802	4,802	—
Banco Sabadell, S.A.	Financial expenses	(157)	(155)	(155)
Banco Sabadell, S.A.	Settlement of derivatives	435	435	435
KBC Bank	Financing agreements	—	—	—
KBC Bank	Financial expenses	—	—	—
KBC Bank	Settlement of derivatives	—	—	—
Applus Group	Services received	(162)	—	(60)
Note: Two contracts were entered into with a company of the Ferrovial Group in 2023 (as disclosed in the Management Report for that financial year): one between Ferrovial Construcción, S.A. and an entity controlled by the Chairman and one between Ferrovial Construcción, S.A. and certain close family members of the Chairman. Both agreements were entered into as part of the ordinary course of business of Ferrovial Construcción, S.A. The amounts invoiced in 2024 under the latter contract are shown in the table above. For more information on this latter transaction, please refer to section 2.8.3.1 of the Corporate Governance section on conflict-of-interest transactions, included in the Management Report.
At December 31, 2023:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Marsh McLennan Group	Services received	(2,051)	—	(51)
Holcim Group	Services received	(7,478)	(7)	(2,094)
Juan del Pino Fdez-Fontecha	Services rendered	25	(12)	27
Ignacio del Pino Fdez-Fontecha	Services rendered	25	(12)	27
Rafael del Pino Fdez-Fontecha	Services rendered	25	(12)	27
Cummins Group	Services rendered	28,012	(666)	833
Bankinter, S.A.	Financing agreements	(27,390)	—	(27,390)
Bankinter, S.A.	Bank and other guarantees received	(55,279)	—	(55,279)
Bankinter, S.A.	Financial income	602	602	—
Bankinter, S.A.	Financial expenses	—	—	—
Sabadell, S.A.	Financing agreements	(31,011)	—	(31,011)
Sabadell, S.A.	Bank and other guarantees received	(48,055)	—	(48,055)
Sabadell, S.A.	Financial income	410	410	—
Sabadell, S.A.	Financial expenses	(1,536)	(1,411)	—
Sabadell, S.A.	Derivatives settlement	6	6	—
Bank of America	Financing agreements	(191,028)	—	(191,028)
Bank of America	Financial expenses	(8,302)	(8,250)	—
At December 31, 2022:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Marsh McLennan group	Services received	(1,634)	—	126
Sulzer	Services received	(145)	—	(93)
Holcim group	Services received	(4,826)	—	(258)
Bankinter, S.A.	Financing agreements	(13,149)	—	(13,149)
Bankinter, S.A.	Bank and other guarantees	(55,119)	—	(55,119)
Bankinter, S.A.	Financial expenses	—	—	—
Banco Sabadell, S.A.	Financing agreements	(7,459)	—	(7,459)
Banco Sabadell, S.A.	Bank and other guarantees	(32,410)	—	(32,410)
Banco Sabadell, S.A.	Financial income	1,581	—	—
Banco Sabadell, S.A.	Financial expenses	(881)	—	—

(Million euro)	2024	2023	2022
Services received	(1)	(3)	(2)
Services provided	138	111	89
Net financial expenses/Income	42	28	22
Payables to related parties	41	23	28
Receivables from related parties	331	294	252

Disclosure of transactions between Ferrovial SE and its key management personnel [Text Block]
At December 31, 2024:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Bankinter, S.A.	Financial expenses	(65)	(65)	(65)
Banco Sabadell, S.A.	Bank and other guarantees received	(20,126)	—	(20,126)
	Financial expenses	(158)	(158)	(158)
At December 31, 2023:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Bankinter, S.A.	Financial expenses	(1,268)	—	—
Banco Sabadell, S.A.	Bank and other guarantees received	(20,110)	—	(20,110)
Banco Sabadell, S.A.	Financial expenses	(1,270)	(1,270)	—
Bank of America	Financing agreements	(112,000)	—	(112,000)
Bank of America	Bank and other guarantees received	(8,127)	—	(8,127)
Bank of America	Financial expenses	(46)	—	—
Bank of America	Settlement of derivatives	1,415	1,415	—
KBC Bank	Financing agreements	(1,660)	—	(1,660)
KBC Bank	Bank and other guarantees received	(43,000)	—	(43,000)
At December 31, 2022:

NAME / COMPANY NAME (Thousand euro)	TRANSACTIONS	AMOUNT	PROFIT OR LOSS	BALANCE
Bankinter, S.A.	Financing agreements	(50,000)	—	(50,000)
Bankinter, S.A.	Financial expenses	(253)	—	—
Banco Sabadell, S.A.	Financing agreements	(49,692)	—	(49,692)
Banco Sabadell, S.A.	Bank and other guarantees received	(19,480)	—	(19,480)
Banco Sabadell, S.A.	Financial expenses	(826)	—	—
Marsh McLennan	Services received	(253)	—	—